Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 company subsidiary	Dec. 31, 2013	Dec. 31, 2012
VIEs
Interest-free loans to PRC employees	$ 60,000,000	$ 35,900,000
Aggregate accumulated losses	29,500,000	13,000,000
Assets and liabilities of the VIEs and their subsidiaries
Total assets	267,400,000	214,984,000
Total liabilities	226,933,000	134,632,000
Results of operations of the VIEs and their subsidiaries
Net revenues	768,241,000	665,106,000	529,329,000
Net income (loss)	161,771,000	43,830,000	31,855,000
Net increase (decrease) in cash and cash equivalents
Net cash provided by operating activities	101,025,000	73,713,000	32,614,000
Net cash used in investing activities	(191,560,000)	(599,399,000)	(351,947,000)
Net cash provided by financing activities	404,624,000	1,237,099,000	4,296,000
Net increase in cash and cash equivalents	307,406,000	716,450,000	(314,154,000)
Cash, cash equivalents and short-term investments	2,166,538,000	1,868,239,000
Accrued liabilities	320,268,000	220,837,000
Income tax payable	17,979,000	21,577,000
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Registered capital and PRC statutory reserves of VIEs	88,500,000	58,400,000
Number of entities consolidated beginning in January 2003	2
Term of loan agreements	10 years
Service fees revenue charged by wholly owned subsidiaries	322,200,000	186,300,000	85,200,000
Number of wholly owned subsidiaries established to engage directly in advertising business	2
Term of trademark license agreements	1 year
ICP Company
Net increase (decrease) in cash and cash equivalents
Registered capital	19,000,000
Term of loan agreements	5 years
Xunlong
Net increase (decrease) in cash and cash equivalents
Registered capital	1,200,000
Xunlong | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs	2
StarVI
Net increase (decrease) in cash and cash equivalents
Registered capital	1,200,000
StarVI | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs	3
Wangxing
Net increase (decrease) in cash and cash equivalents
Registered capital	1,200,000
Wangxing | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs	2
IAD Company
Net increase (decrease) in cash and cash equivalents
Registered capital	24,800,000
IAD Company | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs	2
Weimeng
Net increase (decrease) in cash and cash equivalents
Registered capital	9,100,000
Weimeng | Non-executive PRC employee
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs	3
Weibo Interactive
Net increase (decrease) in cash and cash equivalents
Registered capital	5,500,000
SINA Pay
Net increase (decrease) in cash and cash equivalents
Registered capital	15,700,000
Consolidated VIEs
Results of operations of the VIEs and their subsidiaries
Net revenues	621,705,000	455,097,000	314,504,000
Net income (loss)	(16,509,000)	1,415,000	(6,322,000)
Net increase (decrease) in cash and cash equivalents
Net cash provided by operating activities	63,738,000	80,809,000	53,233,000
Net cash used in investing activities	(48,643,000)	(23,323,000)	(55,369,000)
Net cash provided by financing activities	32,212,000	2,685,000	4,421,000
Net increase in cash and cash equivalents	47,307,000	60,171,000	2,285,000
Cash, cash equivalents and short-term investments	181,200,000	135,100,000
Accrued liabilities	181,300,000	95,400,000
Income tax payable	13,200,000	15,300,000
Deferred revenues	$ 29,300,000	$ 20,500,000